Income tax credit/(charge) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax credit/(charge)
Profit/(loss) before tax	£ 202,587	£ (781,195)	£ (82,607)
Corporation tax (charge)/credit at respective rate	(50,647)	195,298	15,695
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(1,972)	(1,393)	(892)
Increase/(decrease) in tax credit from tax losses for which no deferred tax asset was recognized	52,619	(193,950)	(14,803)
Research and development tax credit	30,341		22,661
Total income tax (charge)/credit	£ 30,341	£ (45)	£ 22,661